Other Payables and Accruals (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Payables and Accruals [Abstract]
Schedule of Components of Other Payables and Accruals

The components of other payables and accruals are as follows:

	As of December 31, 2024	As of June 30,
		2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Accrued expenses	208,454	28,080	22,077
Other payables	503,997	488,681	384,214
GST payable, net	93,399	112,066	88,109
Other payables and accruals	805,850	628,827	494,400

The components of other payables and accruals are as follows:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Accrued expenses	131,435	208,454	152,579
Other payables	553,161	503,997	368,905
GST payable	91,828	93,399	68,364
Other payables and accruals	776,424	805,850	589,848